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
PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT                     PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
------------------------------------------                     --------------------------------------------
Freedom Edge(R)                                                Corporate Edge
Asset Manager                                                  Estate Edge(R)
The Phoenix Edge(R) -  VA NY                                   Estate Strategies
Phoenix Income Choice(R)                                       Executive Benefit VUL
Phoenix Investors Edge(R)                                      Flex Edge
Phoenix Spectrum Edge(R)                                       Flex Edge Success(R)
Retirement Planners Edge                                       Individual Edge(R)
Phoenix Dimensions(SM)                                         Joint Edge(R)
Big Edge                                                       Phoenix Executive VUL(R)
The Big Edge Plus(R)                                           Phoenix Express VUL(SM)
Group Strategic Edge(R)                                        The Phoenix Edge(R)
The Big Edge Choice(R) - NY                                    The Phoenix Edge(R) - SPVL
                                                               Phoenix Express VUL(SM) with GMWB
PHL VARIABLE ACCUMULATION ACCOUNT
---------------------------------                              PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
Freedom Edge(R)                                                --------------------------------------------------------
Asset Manager                                                  Corporate Edge
The Phoenix Edge(R) - VA                                       Executive Benefit VUL
Phoenix Income Choice(R)
Phoenix Investors Edge(R)                                      PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
Phoenix Premium Edge(R)                                        --------------------------------------
Phoenix Spectrum Edge(R)                                       The Phoenix Edge(R) - SVUL
Retirement Planners Edge                                       The Phoenix Edge(R) - VUL
Phoenix Dimensions(SM)                                         Phoenix Express VUL(SM)
The Big Edge Choice(R)                                         Phoenix Express VUL(SM) with GMWB


                                             SUPPLEMENT TO PROSPECTUSES

                                             --------------------------
                            THE FOLLOWING CHANGES ARE EFFECTIVE ON MONDAY, JANUARY 29, 2007


    The following investment option is added to the first page of your prospectus:

                              FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
                              -------------------------------------------------------
                              [diamond] Fidelity VIP Investment Grade Bond Portfolio

    The following is added to the "Summary of Expenses" section of your prospectus:

ANNUAL FUND EXPENSES (AS A PERCENTAGE OF FUND AVERAGE NET ASSETS FOR THE YEAR ENDED 12/31/05)
------------------------------------------------------------------------------------------------------------------------------
                                                               RULE
                                                             12b-1 OR     OTHER       TOTAL      CONTRACTUAL     TOTAL NET
                                             INVESTMENT      SERVICE    OPERATING  ANNUAL FUND  REIMBURSEMENTS  ANNUAL FUND
                 SERIES                    MANAGEMENT FEE      FEES      EXPENSES    EXPENSES     & WAIVERS      EXPENSES
------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio   0.36%          0.10%       0.12%       0.58%          N/A            N/A
------------------------------------------------------------------------------------------------------------------------------



    The following is added to the "APPENDIX A - Investment Options" section of your prospectus:
------------------------------------------------------------------------------------------------------------------------------

             FUND NAME                        INVESTMENT OBJECTIVE                       INVESTMENT ADVISOR / SUBADVISOR
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment              As high a level of current income as is        Fidelity Management and Research Company
Grade Bond Portfolio                 consistent with the preservation of capital    Fidelity Investments Money Management, Inc.
------------------------------------------------------------------------------------------------------------------------------



Dated: February 2, 2007                                                  Please keep this supplement for future reference.


TF908
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